Financial instruments and risk management - Summary of financial assets by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Cash and cash equivalents	$ 10,773	$ 10,550
Trade and other financial receivables	3,007	2,985
Equity shares and quoted funds	130	136
Other investments, including loans	2,782	1,152
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents	10,773
Trade and other financial receivables	3,007
Equity shares and quoted funds	130
Other investments, including loans	2,782
Derivatives related to net debt: designated as hedges	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges	432
Embedded derivatives not related to net debt: designated as hedges	54
Loans to equity accounted units including quasi equity loans	167
Total financial assets	17,415
IFRS 9 [member] | Amortised Cost [member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents	2,779
Trade and other financial receivables	2,015
Other investments, including loans	6
Loans to equity accounted units including quasi equity loans	167
Total financial assets	4,967
IFRS 9 [member] | Fair value through other comprehensive income [member]
Disclosure of financial assets [Line Items]
Equity shares and quoted funds	53
Total financial assets	53
IFRS 9 [member] | Fair value through profit and loss [member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents	7,994
Trade and other financial receivables	992
Equity shares and quoted funds	77
Other investments, including loans	2,776
Derivatives related to net debt: designated as hedges	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges	432
Embedded derivatives not related to net debt: designated as hedges	54
Total financial assets	$ 12,395
IAS 39 [Member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents		10,550
Trade and other financial receivables		2,985
Equity shares and quoted funds		136
Other investments, including loans		1,152
Derivatives related to net debt: designated as hedges		99
Derivatives and embedded derivatives not related to net debt: not designated as hedges		168
Loans to equity accounted units including quasi equity loans		198
Total financial assets		15,288
IAS 39 [Member] | Loans and receivables [member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents		10,550
Trade and other financial receivables		2,895
Other investments, including loans		15
Loans to equity accounted units including quasi equity loans		198
Total financial assets		13,658
IAS 39 [Member] | Available for sale securities [member]
Disclosure of financial assets [Line Items]
Equity shares and quoted funds		136
Total financial assets		136
IAS 39 [Member] | Held at fair value [member]
Disclosure of financial assets [Line Items]
Trade and other financial receivables		90
Other investments, including loans		1,125
Derivatives related to net debt: designated as hedges		99
Derivatives and embedded derivatives not related to net debt: not designated as hedges		168
Total financial assets		1,482
IAS 39 [Member] | Held to maturity assets [member]
Disclosure of financial assets [Line Items]
Other investments, including loans		12
Total financial assets		$ 12